Related party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transaction [Line Items]
Schedule of Related Party Transactions [Table Text Block]
Details of the transactions for the years ended December 31, 2016, 2017 and 2018 were as follows:

	For the years ended December 31,
	2016	2017	2018
Purchase of goods and services
Dreamstart	$454,845	$—	$—
Lu&co	$10,675	$—	$—
Acorn Composite	$924,757	$—	$—
IS Seafood	$22,810	$2,656	$495,276
Dragon Law	$2,785	$—	$—

Sale of goods
URBN Hotels	$2,820	$3,949	$2,577
Jia He Hotel	$2,513	$4,874	$7,937
Cachet Hotel	$1,307	$619	$—

China Branding Company Limited [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions [Table Text Block]
As of December 31, 2017 and 2018, the balance due from and due to related parties were as follows:

	December 31,
	2017	2018
Account receivables-Jia He Hotel	$—	$5,560
Account receivables-URBN Hotel	$—	$2,605
Other receivables - Mr. Roche	$13,862	$40,196
Other receivables - IS Seafood	$6,042	$—
Loan receivables - Cachet Hotel	$3,628,415	$10,050,054
Advance to suppliers - IS Seafood	$—	$596,575